Right-of-use Assets and Operating Lease Liabilities - Right-of-use assets and related lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Operating Lease Liabilities
2022			$ 201
2023			52
Total lease payments			253
Less imputed interest			(16)
Total lease liabilities	$ 49	$ 22	237
Current operating lease liabilities			185
Long term operating lease liabilities			$ 52
Operating Lease, Weighted Average Discount Rate, Percent			10.00%
Cash paid for operating lease liabilities			$ 170	$ 303